Related Party Transactions (Details Textual 1) (USD $)	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 25, 2013	Sep. 30, 2014
Related Party Transaction [Line Items]
Cash compensation to officers		$ 192,000	$ 220,704			$ 454,549
Loan payable to Valent							264,352
Interest expense	2,015	4,067	3,947	2,091	6,088	8,020	7,521
Stock issued in exchange for reduction in royalties			1,150,000			1,150,000
Director fees recognized		48,500	15,000			44,333
Valent Technologies, LLC [Member]
Related Party Transaction [Line Items]
Loan payable to Valent		276,439				272,372			278,530
Interest expense		26,439	3,947			22,372
Stock issued in exchange for reduction in royalties								1,150,000
Payments of stock issuance costs			$ 598,000			$ 598,000